RISK MANAGEMENT (Details 2) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Total gross credit portfolio [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		$ 166,372,776	$ 155,160,176
COLOMBIA [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		111,212,631	104,551,758
Panama [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		12,006,527	11,685,504
UNITED STATES
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		6,434,079	5,186,759
COSTA RICA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		13,263,755	12,059,749
NICARAGUA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		3,944,423	3,783,186
HONDURAS
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		5,274,073	4,614,239
EL SALVADOR
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		4,920,496	4,461,479
GUATEMALA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		8,461,517	7,782,794
Other countries [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		855,275	1,034,708
Microcredit [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		409,688	399,431
Microcredit [Member] | COLOMBIA [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		409,688	399,431
Microcredit [Member] | Panama [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Microcredit [Member] | UNITED STATES
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Microcredit [Member] | COSTA RICA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Microcredit [Member] | NICARAGUA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Microcredit [Member] | HONDURAS
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Microcredit [Member] | EL SALVADOR
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Microcredit [Member] | GUATEMALA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Microcredit [Member] | Other countries [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Finance Leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	11,166,930	11,075,807
Finance Leases [Member] | COLOMBIA [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	10,289,156	10,244,275
Finance Leases [Member] | Panama [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	121,838	127,976
Finance Leases [Member] | UNITED STATES
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	0	0
Finance Leases [Member] | COSTA RICA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	712,686	665,281
Finance Leases [Member] | NICARAGUA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	6,052	7,164
Finance Leases [Member] | HONDURAS
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	3,251	3,867
Finance Leases [Member] | EL SALVADOR
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	9,747	11,977
Finance Leases [Member] | GUATEMALA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	24,200	15,267
Finance Leases [Member] | Other countries [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	0	0
Mortgage [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		15,103,533	13,781,433
Mortgage [member] | COLOMBIA [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		5,674,640	4,822,806
Mortgage [member] | Panama [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		2,154,504	2,067,375
Mortgage [member] | UNITED STATES
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		10	16
Mortgage [member] | COSTA RICA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		3,868,474	3,674,158
Mortgage [member] | NICARAGUA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		403,191	390,003
Mortgage [member] | HONDURAS
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		740,113	720,987
Mortgage [member] | EL SALVADOR
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		897,404	873,870
Mortgage [member] | GUATEMALA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,365,197	1,232,218
Mortgage [member] | Other countries [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Consumer loans [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		50,156,131	46,712,389
Consumer loans [member] | COLOMBIA [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		32,878,650	30,523,917
Consumer loans [member] | Panama [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		4,852,539	4,650,419
Consumer loans [member] | UNITED STATES
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		736	436
Consumer loans [member] | COSTA RICA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		4,848,689	4,390,441
Consumer loans [member] | NICARAGUA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,307,042	1,237,205
Consumer loans [member] | HONDURAS
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,736,449	1,597,280
Consumer loans [member] | EL SALVADOR
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		2,267,152	2,076,588
Consumer loans [member] | GUATEMALA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		2,264,791	2,080,065
Consumer loans [member] | Other countries [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		83	156,038
Commercial loans [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		89,536,494	83,191,116
Commercial loans [member] | COLOMBIA [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		61,960,497	58,561,329
Commercial loans [member] | Panama [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		4,877,646	4,839,734
Commercial loans [member] | UNITED STATES
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		6,433,333	5,186,307
Commercial loans [member] | COSTA RICA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		3,833,906	3,329,869
Commercial loans [member] | NICARAGUA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		2,228,138	2,148,814
Commercial loans [member] | HONDURAS
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		2,794,260	2,292,105
Commercial loans [member] | EL SALVADOR
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,746,193	1,499,044
Commercial loans [member] | GUATEMALA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		4,807,329	4,455,244
Commercial loans [member] | Other countries [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		$ 855,192	$ 878,670

[1]	See Note 11.